Consolidated Balance Sheets (CAD)	Feb. 28, 2013	Feb. 29, 2012
Current
Cash and cash equivalents	53,352	1,189,539
Accounts receivable	754,404	722,387
Inventory	1,079,590	1,281,653
Prepaid expenses and deposits	307,157	173,650
Total Current Assets	2,194,503	3,367,229
Property, plant and equipment	9,524,643	8,821,967
Other assets	0	77,256
Deferred tax assets	2,407,975	2,714,627
Total Assets	14,127,121	14,981,079
Current
Accounts payable and accrued liabilities	1,921,025	1,855,819
Current portion of long-term debt	143,347	134,852
Current portion of lease inducement	0	24,491
Total Current Liabilities	2,064,372	2,015,162
Long-term debt	75,027	218,374
Derivative Liability - non-employee stock options	244,891	263,143
Total Liabilities	2,384,290	2,496,679
Shareholders' Equity
Share Capital Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 2,930,481 common shares (2012 - 3,236,668)	33,096,167	36,678,050
Additional paid-in capital	18,064,886	15,815,876
Accumulated other comprehensive income - currency translation adjustment	577,916	577,916
Accumulated deficit	(39,996,138)	(40,587,442)
Total Stockholders Equity	11,742,831	12,484,400
Total Liabilities and Shareholders' Equity	14,127,121	14,981,079